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Cambiar Opportunity Fund

Summary Prospectus | September 1, 2012

Ticker: Investor Class Shares -- CAMOX

Before you invest, you may want to review the Fund's complete prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.cambiar.com/Invest-Today/amp;phpMyAdmin/34ec4dcc3407t7c43b950. You can also get this information at no cost by calling 1-866-777-8227, by sending an e-mail request to cambiarfunds@seic.com, or by asking any financial intermediary that offers shares of the Fund. The Fund's prospectus and statement of additional information, both dated September 1, 2012, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

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

CAMBIAR OPPORTUNITY FUND

FUND INVESTMENT OBJECTIVE
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The Cambiar Opportunity Fund (the "Fund") seeks total return and capital preservation.

FUND FEES AND EXPENSES
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This table describes the fees and expenses that you may pay if you buy and hold
Investor Class Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fees                                                           0.94%
Other Expenses                                                            0.11%
  Shareholder Service Fees                                                0.25%
Acquired Fund Fees and Expenses                                           0.01%
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Total Annual Fund Operating Expenses(1)                                   1.31%
Less Fee Reductions and/or Expense Reimbursements                        (0.10)%
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Total Annual Fund Operating Expenses After Fee
  Reductions and/or Expense Reimbursements(1, 2)                          1.21%

(1) The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

(2) Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to limit its management fee to not more than 0.90% and to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.20% of the Fund's Investor Class Shares' average daily net assets until September 1, 2013. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 1.20% to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place (but after September 1, 2009). This Agreement may be terminated: (i) by the Board, for any reason at any time; or
         (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2013.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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         1 Year          3 Years          5 Years          10 Years
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          $123            $405             $709             $1,570
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PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
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The goal of the Fund is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. Normally, the Fund invests at least 65% of its net assets in common stocks of companies with market capitalizations over $1 billion at the time of purchase. In addition, the Fund may invest in derivatives, including options and total return swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, or to address tax considerations.

Cambiar Investors LLC's ("Cambiar" or the "Adviser") investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources, and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

o        Possessing above-average financial characteristics;
o        Having seasoned management;
o        Enjoying product or market advantages;
o Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;
o Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or
o        Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

o        It realizes positive developments and achieves its target price;
o        It experiences exaggerated price moves relative to actual developments;
o        It becomes overweighted in the portfolio; or
o        It experiences a change in or deteriorating fundamentals.

PRINCIPAL RISKS OF INVESTING IN THE FUND
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As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

The Fund may invest in derivatives. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser's use of derivatives will be successful in achieving their intended goals.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. When determining whether a counterparty is creditworthy, the Adviser considers factors such as credit rating agency analysis, broker-dealer credit spreads and financial statements among others. The Adviser regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with and maintains an approved list of counterparties.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty risk.

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The Fund may enter into total return swaps, which are contracts whereby one party agrees to make payments of the total return from a reference instrument during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. A reference instrument may be a single asset, a pool of assets or an index of assets. The primary risks associated with total return swaps are counterparty risk, which means the counterparty fails to meet its obligations, and market risk, meaning that the Fund is subject to the risk that it could lose its entire investment.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION
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The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

CALENDAR YEAR RETURNS


     -16.22%   35.23%     15.05%    7.01%      16.64%    -1.86%    -40.61%     41.70%  18.94%  (8.69)%
     -------------------------------------------------------------------------------------------------
      2002     2003        2004      2005       2006      2007       2008       2009    2010    2011


During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 22.84% (quarter ended 06/30/2003) and the lowest return for a quarter was (24.06)% (quarter ended 12/31/2008) . The Fund's Investor Class Shares total return from 1/1/2012 to 6/30/2012 was 0.96% .

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

----------------------------------------------------------------------------------------------------------------------
                                                                                                        Since
                                                                                                      Inception
Investor Class Shares                             1 Year           5 Years          10 Years          (06/30/98)
----------------------------------------------------------------------------------------------------------------------
Fund Returns Before Taxes                         (8.69)%          (2.15)%          3.85%               7.02%
----------------------------------------------------------------------------------------------------------------------
Fund Returns After Taxes on
  Distributions                                   (8.85)%          (2.43)%          3.64%               6.07%
  ----------------------------------------------------------------------------------------------------------------------
Fund Returns After Taxes on
  Distributions and Sale of Fund Shares           (5.65)%          (1.85)%          3.32%               5.66%
  ----------------------------------------------------------------------------------------------------------------------
S&P 500 [R] Index (reflects no deduction
  for fees, expenses, or taxes)                    2.11%            (0.25)%         2.92%               2.59%
  ----------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER
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Cambiar Investors LLC

PORTFOLIO MANAGERS
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Brian M. Barish, CFA, President, Director of Research, joined the Adviser in
1997 and has served as Lead Manager of the portfolio team for the Fund since its inception.

Maria L. Mendelsberg, CFA, Principal, joined the Adviser in 1997 and has served on the portfolio team for the Fund since its inception.

Ania A. Aldrich, CFA, Principal, joined the Adviser in 1999 and has served on the portfolio team for the Fund since 1999.

Timothy A. Beranek, Principal, joined the Adviser in 1999 and has served on the portfolio team for the Fund since 1999.

Andrew P. Baumbusch, Principal, joined the Adviser in 2004 and has served on the portfolio team for the Fund since 2004.

Jeffrey H. Susman, Senior Investment Analyst, joined the Adviser in 2005 and has served on the portfolio team for the Fund since 2005.

                                       7


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PURCHASING AND SELLING FUND SHARES
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To purchase shares of the Fund for the first time, you must invest at least
$2,500 ($500 for individual retirement accounts ("IRAs") and $250 for Spousal
IRAs). Thereafter your investments must be at least $100.

If you own your shares directly, you may sell your shares on any day the New York Stock Exchange ("NYSE") is open for business by contacting the Fund directly by mail or telephone at 1-866-777-8227.

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares.

TAX INFORMATION
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Each Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) or individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

                                                                 CMB-SM-001-0300